VANECK CM COMMODITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 99.0%
United States Treasury Obligations: 96.6%
United States Treasury Bills
4.14%, 09/25/25 $ 25,000 $ 24,498,500
4.15%, 09/11/25 (a) 5,000 4,907,294
4.15%, 09/18/25 40,000 39,228,389
4.16%, 09/04/25 (a) 10,000 9,822,899
4.19%, 07/31/25 30,000 29,580,029
4.20%, 06/20/25 40,000 39,627,049
4.21%, 07/17/25 30,000 29,627,283
4.22%, 06/26/25 40,000 39,599,622
4.22%, 07/24/25 (a) † 25,000 24,670,535
4.26%, 04/03/25 (a) 15,000 14,996,499
4.26%, 06/05/25 (a) 55,000 54,583,910
4.28%, 08/21/25 † 20,000 19,675,372
4.33%, 04/17/25 (a) 55,000 54,895,561
4.34%, 05/08/25 (a) 40,000 39,823,839
4.35%, 05/15/25 25,000 24,868,978
4.35%, 05/29/25 (a) † 55,000 54,619,415
4.37%, 05/22/25 40,000 39,755,483
544,780,657
Number
of Shares Value
Money Market Fund: 2.4%
Invesco Treasury Portfolio -
Institutional Class 13,320,294 $ 13,320,294
Total Investments Before Collateral for
Securities Loaned: 99.0%
(Cost: $558,099,255) 558,100,951
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $162)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 162 162
Total Short-Term Investments: 99.0%
(Cost: $558,099,417) 558,101,113
Other assets less liabilities: 1.0% 5,695,400
NET ASSETS: 100.0% $ 563,796,513
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Constant
Maturity
Commodity
Index Total
Return $566,540,000 4.74% Monthly 04/30/25 $(1,851) 0.0%
(a) All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $89,393,657.
† Security fully or partially on loan. Total market value of securities on loan is $58,743,881.
(b) The rate shown reflects the rate in effect at March 31, 2025: Secured Overnight Financing Rate + 0.40%.